Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 20, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2020
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 0			$ 0	$ 0
Common stock subject to possible redemption		5,763,508			0	5,806,939
Offering costs	$ 3,757,284					$ 397,212
Unrecognized tax benefits		$ 0			$ 0	0
Accrued for interest and penalties		$ 0			0	$ 0
Weighted average shares of common stock subject to forfeiture				225,000		225,000
Purchase of common stock in calculation of diluted income (loss) effect of warrants sold		5,851,883				9,133,767
Interest income		$ 6,082				$ 54,266
Franchise and Income taxes		6,082				51,212
Net loss		(434,304)		$ (100)	$ (1,450)	(119,542)
Income attributable to redeemable common stock		0				3,054
Concentrations of credit risk amount		$ 250,000				250,000
Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Offering costs			$ 3,757,284			$ 3,757,284
Common Stock Subject to Mandatory Redemption
Summary Of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption		5,763,508				5,806,939